SCHEDULE OF RESTRICTED CASH (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Accounting Policies [Abstract]
Frozen amount	$ 125,905	$ 171,487	[1]	$ 307,826	[1]
Total restricted cash shown in the statements of cash flows	$ 125,905	$ 171,487		$ 307,826		$ 247,195

[1]	This frozen amount is due to the court order primarily resulted from the legal proceedings related to the contract disputes with customers (See Note 22-ii) Litigation.